UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     August 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $80,096 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106      546     8453 SH       SOLE                     6703              1750
Amgen Corp                     COM              031162100      806    15231 SH       SOLE                    13481              1750
Catalyst Health Solutions, Inc COM              14888b103      804    32220 SH       SOLE                    28420              3800
ChevronTexaco Corp             COM              166764100      791    11941 SH       SOLE                     9941              2000
Cisco Systems                  COM              17275R102     1105    59254 SH       SOLE                    46704             12550
Coca Cola Co                   COM              191216100      834    17375 SH       SOLE                    15055              2320
Colgate-Palmolive              COM              194162103     1041    14713 SH       SOLE                    12273              2440
Comcast Corp New 'A'           COM              20030N101      684    47318 SH       SOLE                    37218             10100
ConocoPhillips                 COM              20825c104      653    15515 SH       SOLE                    12915              2600
Du Pont                        COM              263534109      613    23945 SH       SOLE                    19745              4200
Duke Energy Co                 COM              26441c105      608    41703 SH       SOLE                    33203              8500
EMC Corp Mass                  COM              268648102      866    66124 SH       SOLE                    57024              9100
Emerson Electric               COM              291011104      746    23011 SH       SOLE                    19311              3700
Exxon-Mobil                    COM              30231G102      860    12306 SH       SOLE                    10098              2208
General Electric Co            COM              369604103      407    34740 SH       SOLE                    27990              6750
Google Inc                     COM              38259p508      977     2317 SH       SOLE                     1927               390
Home Depot Inc                 COM              437076102      674    28510 SH       SOLE                    24410              4100
Intel Corp                     COM              458140100      897    54184 SH       SOLE                    44984              9200
iShares: FTSE China            COM              464287184     1030    26848 SH       SOLE                    26848
iShares: MSCI EAFE             COM              464287465     8562   186896 SH       SOLE                   186896
iShares: Russell 2000          COM              464287655     3343    65439 SH       SOLE                    65439
iShares: Russell Midcap        COM              464287499     4477    68348 SH       SOLE                    68348
Jefferson Bancshares           COM              472375104       63    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104      968    17040 SH       SOLE                    13640              3400
Medtronic Inc                  COM              585055106      603    17273 SH       SOLE                    15273              2000
Microsoft                      COM              594918104     1143    48074 SH       SOLE                    38274              9800
NYSE Euronet                   COM              629491101      652    23920 SH       SOLE                    21120              2800
Oracle                         COM              68389X105     1071    49978 SH       SOLE                    41328              8650
Parker-Hannifin Corp           COM              701094104      771    17953 SH       SOLE                    15153              2800
Pepsico Inc                    COM              713448108      855    15549 SH       SOLE                    13509              2040
Procter & Gamble               COM              742718109      857    16769 SH       SOLE                    14049              2720
PS: DB Agriculture             COM              73936b408     1348    52973 SH       SOLE                    52973
PS: DB Base Metals             COM              73936b705     1549   102783 SH       SOLE                   102783
PS: Short S&P 500              COM              74347r503     1449    22044 SH       SOLE                    22044
Saks Inc                       COM              79377W108       84    18858 SH       SOLE                     3558             15300
Schlumberger                   COM              806857108      892    16487 SH       SOLE                    13687              2800
SPDR S&P Biotech               COM              78464a870      250     4940 SH       SOLE                     2540              2400
SPDR: S&P 500                  COM              78462f103    15654   170245 SH       SOLE                   170245
SPDR: S&P Energy               COM              81369Y506      851    17712 SH       SOLE                    14262              3450
SPDR: S&P Financial            COM              81369Y605     2409   201594 SH       SOLE                   177594             24000
SPDR: S&P Utilities            COM              81369Y886      298    10680 SH       SOLE                     8280              2400
SPDR:S&P Pharmaceuticals       COM              78464a722      911    30420 SH       SOLE                    24220              6200
Sprint Nextel Corp             COM              852061100      981   204000 SH       SOLE                   173211             30789
Target Corp                    COM              87612E106      760    19258 SH       SOLE                    15588              3670
Texas Instruments              COM              882508104      596    28004 SH       SOLE                    24854              3150
US Natrl Gas Fund, LP          COM              912318102     1075    77517 SH       SOLE                    77517
US Oil Fund, LP                COM              91232n108      847    22321 SH       SOLE                    22321
VG: Emerging Markets           COM              922042858     2028    63734 SH       SOLE                    63734
VG: MCSI US Large Cap 300 Grow COM              921910816     1470    42695 SH       SOLE                    40195              2500
VG: Total US Stock Market      COM              922908769     6062   131007 SH       SOLE                   131007
Walgreens                      COM              931422109      835    28385 SH       SOLE                    23025              5360
Walt Disney Co                 COM              254687106      621    26601 SH       SOLE                    23601              3000
Whole Foods Market             COM              966837106      208    10950 SH       SOLE                     1550              9400
Zimmer Hldg Inc                COM              98956p102      611    14332 SH       SOLE                    12732              1600